Note 2 Depreciation rates for tangible assets (Details)	12 Months Ended
Dec. 31, 2024
Buildings [member]
Effective dates of revaluation property plant and equipment [Line Items]
Effective dates of revaluation, property, plant and equipment	1% - 4%
Furniture [Member]
Effective dates of revaluation property plant and equipment [Line Items]
Effective dates of revaluation, property, plant and equipment	8% - 10%
Fixtures and fittings [member]
Effective dates of revaluation property plant and equipment [Line Items]
Effective dates of revaluation, property, plant and equipment	6% - 12%
Office equipment [member]
Effective dates of revaluation property plant and equipment [Line Items]
Effective dates of revaluation, property, plant and equipment	8% - 25%
Right of use assets [Member]
Effective dates of revaluation property plant and equipment [Line Items]
Effective dates of revaluation, property, plant and equipment	The lesser of the lease term or the useful life of the underlying asset